Annual Fund Operating Expenses - Skylar Electricity Futures ETF - Skylar Electricity Futures ETF	Jun. 22, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.95%

[1]	Based on estimated amounts for the current fiscal year.